Nov-05-03 11:58am From- T-551 P.004/004 F-845

Manager
Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

Cert NYS

03028374

NYSE

1-14793

November 5, 2003

NOV 5 2003

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
NOV 10 2003
THOMSON
FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, First BanCorp., 7.00% Noncumulative Perpetual Monthly Income Preferred Stock, Series E (par value $1.00 per share) and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on November 5, 2003. Tentative listing date – November 7, 2003.

Sincerely,

[signature]